Label	Element	Value
ESG Money Market Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Summary Prospectus and
Prospectus Supplement

April 21, 2023

Morgan Stanley Institutional Liquidity Funds

Supplement dated April 21, 2023 to the Morgan Stanley Institutional Liquidity Funds Summary Prospectuses and Prospectuses dated January 23, 2023

ESG Money Market Portfolio
(the "Fund")

Important Notice Regarding Change in Fund Name and Strategies

At a meeting held on April 19-20, 2023, the Board of Trustees of Morgan Stanley Institutional Liquidity Funds approved various changes to the Fund, including changing its name from "ESG Money Market Portfolio" to "Money Market Portfolio", modifying its principal investment strategies to remove references to an investment process which incorporates information about environmental, social and governance ("ESG") issues, and eliminating a policy to invest 100% of its net assets (excluding cash) in securities whose issuer or guarantor, in the Adviser's opinion at the time of purchase, meets the Fund's ESG criteria, each change effective June 20, 2023 (the "Effective Date").

In connection with these changes, there will not be any changes to the Fund's investment objective or portfolio management team.

Accordingly, on the Effective Date, the Summary Prospectuses and Prospectuses are hereby amended as follows:

Risk/Return [Heading]	rr_RiskReturnHeading	ESG Money Market Portfolio
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The sections of each Summary Prospectus entitled "Principal Investment Strategies" and each Prospectus entitled "Fund Summary—Principal Investment Strategies" are hereby deleted and replaced with the following:

The Fund invests in liquid, high quality U.S. dollar-denominated money market instruments of U.S. and foreign financial and non-financial corporations. The Fund also invests in obligations of foreign governments and in obligations issued or guaranteed by the U.S. Government and its agencies and instrumentalities. The Fund's money market investments may include commercial paper, corporate debt obligations, debt obligations (including certificates of deposit and promissory notes) of U.S. banks or foreign banks, or of U.S. branches or subsidiaries of foreign banks, or foreign branches of U.S. banks (such as Yankee obligations), certificates of deposit of savings banks and savings and loan organizations, asset-backed securities, repurchase agreements and municipal obligations. In selecting investments, the Adviser seeks to maintain the Fund's share price at $1.00. The share price remaining stable at $1.00 means that the Fund would preserve the principal value of your investment. There can be no assurance that the Fund will be able at all times to maintain its share price at $1.00.

The Fund may also invest in U.S. dollar-denominated foreign securities and money market instruments.

The Fund operates as a "retail money market fund," as such term is defined or interpreted under Rule 2a-7 under the Investment Company Act of 1940, as amended (the "1940 Act"). A "retail money market fund" is a money market fund that has policies and procedures reasonably designed to limit all beneficial owners of the fund to natural persons. As a "retail money market fund," the Fund may value its securities using the amortized cost method as permitted by Rule 2a-7 to seek to maintain a stable net asset value per share ("NAV") of $1.00. Like other retail money market funds, the Fund is subject to the possible imposition of liquidity fees and/or redemption gates.

Risk Closing [Text Block]	rr_RiskClosingTextBlock	Please retain this supplement for future reference.
ESG Money Market Portfolio | Risks [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	The section of each Summary Prospectus entitled "Principal Risks—ESG Investment Risk" and the sections of each Prospectus entitled "Fund Summary—Principal Risks—ESG Investment Risk" and "Additional Information About the Fund's Investment Strategies and Related Risks—ESG Investment Risk" are hereby deleted.